Leases - Analysis of the lease liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Balance at the beginning	$ 444	$ 886
Additions, net	57,671	34
Lease expense (Note 13)	333	33	$ 56
Payments	(2,550)	(509)
Balance at the end	55,898	444	$ 886
Lease liabilities, current portion	10,342	332
Lease liabilities, non-current portion	$ 45,556	$ 112